Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Supplement dated September 21, 2009, to the Prospectuses dated October 1, 2008,

as previously supplemented as the case may be.

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

Administrator Class

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE HIGH INCOME FUND

Class A, Class B, Class C, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE INCOME PLUS FUND

Class A, Class B, Class C, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

Class A, Class B, Class C, and Administrator Class

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

Class A, Class B, Class C, Administrator Class, and Institutional Class

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

Class A, Class C, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

Class A, Class C and Investor Class

WELLS FARGO ADVANTAGE STABLE INCOME FUND

Class A, Class B, Class C, and Administrator Class

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

Class A, Class B, and Class C

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Class A, Class C, Administrator Class, Institutional Class, and Investor Class

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

IFAM099/P1003SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated September 21, 2009, to the Statement of Additional Information dated October 1, 2008,

as previously supplemented on November 1, 2008, November 17, 2008, December 29, 2008,

January 16, 2009, March 1, 2009, March 31, 2009, April 17, 2009, May 29, 2009, and June 19, 2009.

Effective immediately, State Street Bank and Trust Company (“State Street”) replaces Wells Fargo Bank, N.A. and PNC Global Investing Service (U.S.), Inc. (“PNC”) as the Custodian and fund accountant, respectively, for the Government Securities, High Income, Income Plus, Short Duration Government Bond, Short-Term Bond, Short-Term High Yield Bond, Strategic Income and Ultra Short-Term Income Funds.

Effective on or about October 26, 2009, State Street Bank and Trust Company (“State Street”) will replace Wells Fargo Bank, N.A. and PNC Global Investing Service (U.S.), Inc. (“PNC”) as the Custodian and fund accountant, respectively, for the Diversified Bond, Inflation-Protected Bond, Stable Income and Total Return Bond Funds.

Upon the effective time of the change for the applicable Funds, all references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant in the Statement of Additional Information are removed accordingly, and with respect to such Funds, the paragraphs under the headings “Custodian” and “Fund Accountant” on page 46 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.